Business Combination (Details) - PCL and PML $ / shares in Units, $ in Thousands	Nov. 12, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Acquired interest rate	100.00%
Total consideration | $	$ 9,033
Price per share | $ / shares	$ 7.87